Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets [Abstract]
Prepaid expenses	$ 89	$ 25
Deferred charges - short term portion	24	26
Accrued revenue	15	0
Unrealized gain on total return swap agreements	7	11
Reimbursable amounts due from customers	49	154
Favorable contracts	2	12
Other	123	95
Total other current assets	$ 309	$ 323